10.31 Spartan International Index Funds Institutional, Advantage Institutional Combo PRO-01 | Spartan® Global ex U.S. Index Fund
Fund Summary Fund/Class: Spartan® Global ex U.S. Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Spartan® Global ex U.S. Index Fund} - 10.31 Spartan International Index Funds Institutional, Advantage Institutional Combo PRO-01 - Spartan® Global ex U.S. Index Fund	Spartan Global ex U.S. Index Fund-Institutional Class Index	Spartan Global ex U.S. Index Fund-Advantage Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® Global ex U.S. Index Fund} - 10.31 Spartan International Index Funds Institutional, Advantage Institutional Combo PRO-01 - Spartan® Global ex U.S. Index Fund		Spartan Global ex U.S. Index Fund-Institutional Class Index	Spartan Global ex U.S. Index Fund-Advantage Institutional Class
Management fee		0.20%	0.20%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.03%	none
Total annual operating expenses		0.23%	0.20%
Fee waiver and/or expense reimbursement	[1]	0.11%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.12%	0.10%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage® Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12% and 0.10%. These arrangements will remain in effect through December 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Spartan® Global ex U.S. Index Fund} - 10.31 Spartan International Index Funds Institutional, Advantage Institutional Combo PRO-01 - Spartan® Global ex U.S. Index Fund - USD ($)	Spartan Global ex U.S. Index Fund-Institutional Class Index	Spartan Global ex U.S. Index Fund-Advantage Institutional Class
1 year	$ 12	$ 10
3 years	61	52
5 years	116	101
10 years	$ 280	$ 243

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the MSCI ACWI (All Country World Index) ex USA Index and in depository receipts representing securities included in the index.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the MSCI ACWI (All Country World Index) ex USA Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

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Year-by-Year Returns Calendar Years

During the periods shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	11.44%	March 31, 2012
Lowest Quarter Return	-7.53%	June 30, 2012
Year-to-Date Return	-7.89%	September 30, 2015

Average Annual Returns
For the periods ended December 31, 2014
Average Annual Total Returns{- Spartan® Global ex U.S. Index Fund} - 10.31 Spartan International Index Funds Institutional, Advantage Institutional Combo PRO-01 - Spartan® Global ex U.S. Index Fund	Past 1 year	Since Inception [1]	Inception Date
Spartan Global ex U.S. Index Fund-Institutional Class Index			Sep. 08, 2011
Spartan Global ex U.S. Index Fund-Institutional Class Index | Return Before Taxes	(4.35%)	6.42%
Spartan Global ex U.S. Index Fund-Advantage Institutional Class			Sep. 08, 2011
Spartan Global ex U.S. Index Fund-Advantage Institutional Class | Return Before Taxes	(4.40%)	6.45%
MSCI ACWI (All Country World Index) ex USA Index(reflects no deduction for fees or expenses)	(3.74%)	6.78%
[1]	From September 8, 2011